Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Payables	€ 1,873	€ 2,394
Invoices to be received	3,112	1,601
Total Trade payables	€ 4,985	€ 3,995